Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, Plant, and Equipment Disclosure [Line Items]
U.S. Tax reform	$ 159,568
Contribution received		$ 238	$ 1,299
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	111,192	117,556	111,192
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	46,666	52,506	46,666
Depreciation expense		537	1,489
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,270	3,076
Accumulated depreciation	2,041	2,455	2,041
Utility plant
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	2,033,391	1,922,844	2,033,391
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	133,644	$ 141,466	$ 133,644
Maximum
Property, Plant, and Equipment Disclosure [Line Items]
U.S. Tax reform	259,942
Minimum
Property, Plant, and Equipment Disclosure [Line Items]
U.S. Tax reform	$ 100,374